Concentrations, Risks and Uncertainties	12 Months Ended
Dec. 31, 2024
Concentrations, Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

Note 14 - CONCENTRATIONS, RISKS AND UNCERTAINTIES

Concentration

The Company offers Taiwanofungus products for sale while depends on limited suppliers. Accordingly, the Company has a concentration risk related to its customers and suppliers. Failure to maintain existing relationships with the customers and suppliers or to establish new relationships in the future could negatively affect the Company’s ability to generate revenue and obtain materials in a timely manner.

The concentration on customers’ sales is as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	Amount	%	Amount	%	Amount	%
Customer A - related party	$52,943	4.22%	$126,856	14.37%	$53,304	100.00%
Customer B - third party	373,715	29.81%	61,154	6.93%	-	-%

The concentration on suppliers ‘purchases is as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	Amount %		Amount %		Amount %
Supplier A	$347,004	100.00%	$116,146	100.00%	$13,746	100.00%

Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. The Company also held cash and cash equivalents which were deposited in financial institutions located in Taiwan, and each bank account is insured by the local government authority with the maximum limit of TWD 3,000,000 (equivalent to approximately $91,491).To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions which management believes are of high credit quality and the Company also continually monitors their credit worthiness. As of December 31, 2024 and 2023, the Company had no cash in excess of the insured amount. The Company has not experienced any losses in such accounts.

The Company’s operations are carried out in Taiwan. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the Taiwan as well as by the general state of economy of PRC and Taiwan. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti- inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the shareholders to obtain short-term funding to meet the liquidity shortage.

Other risk

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.